Business Arrangements (Tables)	12 Months Ended
Dec. 31, 2013
Equity Method Investments and Joint Ventures [Abstract]
Summarized Financial Information
The following table presents summarized financial information for the Company's equity method investments:

Assets and Liabilities

	December 31
($ in millions)	2013	2012
Current assets	$62	$43
Current liabilities	35	21
Long-term liabilities	8	8

Results of Operations

	Year Ended December 31
($ in millions)	2013	2012	2011
Sales and services revenues	$1,032	$1,316	$1,474
Operating income	42	50	23
Net earnings	42	50	23